As filed with the Securities and Exchange Commission on May 1, 2002

                                             Securities Act File No. 333-35832
                                     Investment Company Act File No. 811-09917
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   FORM N-1A
        REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933      |X|
                      Pre-Effective Amendment No.                     |_|
                     Post-Effective Amendment No. 2                   |X|
                                 and/or
    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   |X|
                            Amendment No. 3                           |X|
                    (Check Appropriate Box or Boxes)

                    SENTINEL VARIABLE PRODUCTS TRUST
               (Exact Name of Registrant as Specified in Charter)
             National Life Drive
             Montpelier, Vermont                               05604
   (Address of Principal Executive Offices)                  (Zip Code)
                                (802) 229-3113
             (Registrant's Telephone Number, including Area Code)

                                   Copy to:

           D. Russell Morgan, Esq.                  John A. MacKinnon, Esq.
       c/o NL Capital Management, Inc.           Sidley Austin Brown & Wood LLP
             National Life Drive                        875 Third Avenue
          Montpelier, Vermont 05604                 New York, New York 10022
   (Name and Address of Agent for Service)

                                   ----------------

         It is proposed that this filing will become effective (check appropriate box)
                |X|immediately upon filing pursuant to paragraph (b)
                |_| on (date) pursuant to paragraph (b)
                |_| 60 days after filing pursuant to paragraph (a)(1)
                |_| on (date) pursuant to paragraph (a)(1)
                |_| 75 days after filing pursuant to paragraph (a)(2)
                |_| on (date) pursuant to paragraph (a)(2) of Rule 485.
         If appropriate, check the following box:
                |_| this post-effective amendment designates a new effective
                    date for a previously filed post-effective amendment.

                                   ---------------


        Title of securities being registered: common shares of beneficial interest, par value $.01 per share.

                       Sentinel Variable Products Trust

                             P R O S P E C T U S


                               Dated May 1, 2002






             Sentinel Variable Products Common Stock Fund
             Sentinel Variable Products Mid Cap Growth Fund
             Sentinel Variable Products Small Company Fund
             Sentinel Variable Products Growth Index Fund
             Sentinel Variable Products Money Market Fund



      This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

      The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Sentinel Variable Products Trust o National Life Drive o Montpelier, VT 05604

Table of Contents


Key Facts About the Sentinel Variable Products Trust.......1
Risk/Return Bar Charts and Tables..........................2
Fees and Expenses..........................................4
Details About the Funds' Investment Objectives,
    Principal Investment Strategies and Related Risks......6
Offer, Purchase and Redemption of Shares...................10
How the Funds are Priced...................................11
Dividends, Capital Gains and Taxes.........................11
Management of the Funds....................................12
Description of Sentinel Variable Products Trust's Shares...13
Financial Highlights.......................................14

Key Facts about the Sentinel Variable Products Trust

What are the main goals and investment strategies of each Fund of the Sentinel Variable Products Trust?

      This prospectus contains information about the five mutual funds that are series of Sentinel Variable Products Trust.


      In this prospectus, each Sentinel Variable Products Fund is referred to individually as a "Fund" and collectively as the "Funds." NL Capital Management, Inc. ("NL Capital Management") is the investment advisor for each Fund. We cannot guarantee that any Fund will achieve its goals.


A brief description of each Fund follows:

Sentinel Variable Products Common Stock Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole, by investing in a diverse group of common stocks of well-established companies.

Sentinel Variable Products Mid Cap Growth Fund seeks growth of capital, by focusing its investments on common stocks of mid-sized growing companies. Income is not a factor in selecting stocks.


Sentinel Variable Products Small Company Fund seeks growth of capital, by investing mainly in common stocks of small companies that NL Capital Management believes have attractive growth potential and valuations. Income is not a factor in selecting stocks.


Sentinel Variable Products Growth Index Fund seeks to match, as closely as possible before expenses, the performance of the S&P 500/BARRA Growth Index, by investing in common stocks of the companies comprising the Index in approximately the same weightings as the Index.

Sentinel Variable Products Money Market Fund seeks as high a level of current income as is consistent with stable principal values and liquidity by investing exclusively in dollar-denominated money market instruments, including U.S. government securities, bank obligations, repurchase agreements, commercial paper, and other corporate debt obligations.

What are the main risks of investing in the Funds?

      Investment in each Fund is subject to certain risks. Some of the risk factors described below affect more than one Fund; others are specific to certain Funds.

      More information on each Fund's risk factors is provided under "Details About the Funds' Investment Objectives, Principal Investment Strategies, and Related Risks". We cannot guarantee that any of the Funds will achieve its goals.

Equity Fund Risks

      The value of all equity funds, including the Common Stock Fund, the Mid Cap Growth Fund, the Small Company Fund and the Growth Index Fund, may go up or down as the prices of the stocks held by these Funds go up or down. Changes in value may occur because the U.S. stock markets are rising or falling or due to business developments or other factors that affect the value of particular companies. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks could decline generally or underperform other types of investment assets. If the value of the stocks held in these Funds goes down, you may lose money. The stocks of smaller companies may be subject to greater changes in value than stocks of larger, more established companies, because they generally have more limited financial resources, narrower product lines, and may have less seasoned managers. In addition, small company stocks may trade less frequently and in lower share volumes, which could contribute to wider price fluctuations.

      The equity Funds are also subject to investment style risk, which is the chance that returns from the portion of the stock market on which they focus, for example large capitalization value stocks for the Common Stock Fund, or large capitalization growth stocks for the Growth Index Fund, will trail returns from other asset classes or the overall stock market. Growth stocks and value stocks, and large company stocks and smaller company stocks, tend to go through cycles of doing better, or worse, than the stock market in general. These periods have, in the past, lasted for as long as several years. Growth stocks, and funds that focus on them, also have a tendency to be more volatile than other investments.

      In the case of the Growth Index Fund, there is the risk that the Fund will not track closely the performance of the S&P 500/BARRA Growth Index for a number of reasons, including the Fund's costs of buying and selling securities and the flow of money into and out of the Fund.


      By tracking the composition of the S&P 500/BARRA Growth Index, the Growth Index Fund may from time to time be a non-diversified fund under SEC standards, which means that it may invest more of its assets in securities of a few issuers than if it were a diversified fund. For this reason, developments affecting an individual issuer may have a greater impact on the Fund's performance.

Money Market Fund Risks


      Short term instruments issued by banks and other corporate issuers are subject to the risk that the issuer will default on its obligation, in which case the Fund may suffer a loss. Repurchase agreements may also subject the Fund to risk of loss if the other party to the repurchase agreement defaults on its obligation, and the proceeds from the sale of the securities held as collateral turn out to be less than the repurchase price stated in the agreement. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Fund.


Risk/Return Bar Chart and Table

The bar charts below and tables shown below provide indications of the risks of investing in each Fund. The bar charts show changes in each Fund's performance for calendar year 2001, the first full calendar year of operations of each Fund. Each Fund began operations on November 30, 2000. How each Fund performed in the past is not necessarily an indication of how that Fund will perform in the future.


Common Stock Fund

                        During the one year period shown in this bar chart,
-8.1 the highest return for a quarter for the Common Stock Fund was 7.47% (quarter ended December, 2001)
2001 and the lowest return for a quarter was (10.48)% (quarter ended September , 2001).

Mid Cap Growth Fund

                        During the one year period shown in this bar chart,
-24.3 the highest return for a quarter for the Mid Cap Growth Fund was 31.51% (quarter ended December, 2001)
2001 and the lowest return for a quarter was (33.64)% (quarter ended September 30, 2001).


Small Company Fund

                        During the one year period shown on this bar chart,
5.35 the highest return for a quarter for the Small Company Fund was 20% (quarter ended December, 2001) and the
2001 lowest return for a quarter was (12.78)% (quarter ended September, 2001).

Growth Index Fund

                        During the one year period shown in this bar chart,
-13.4 the highest return for a quarter for the Growth Index Fund was 12.79% (quarter ended December, 2001) and the
2001 lowest return for a quarter was (17.55)% (quarter ended March, 2001).


Money Market Fund

                        During the one year period shown in this bar chart,
3.7 the highest return for a quarter for the Money Market Fund was 1.35% (quarter ended March, 2001) and the
2001                    lowest return for a quarter was 0.49% (quarter ended
                        December, 2001).

Average Annual Total Return Tables


The tables below compare for the periods shown the average annual return of an appropriate broad-based securities market index with the average annual return of each Fund, other than the Money Market Fund. How each Fund performed in the past before and after taxes is not necessarily an indication of how that Fund will perform in the future.



-------------------------------------------------------------------------------
                                                            Past       Since
For the periods ended December 31, 2001                   One Year  Inception,
                                                                        on
                                                                     November
                                                                     30, 2000
-------------------------------------------------------------------------------
Common Stock Fund                                         - 8.10%    - 3.23%
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S&P 500 Index                                             -11.88%    - 10.60%
-------------------------------------------------------------------------------
Mid Cap Growth Fund                                       - 24.26%   -21.60%
-------------------------------------------------------------------------------
S&P 500 Index                                             - 11.88%   - 10.60%
-------------------------------------------------------------------------------
Small Company Fund                                         5.35%      12.06%
-------------------------------------------------------------------------------
Russell 2000 Index                                         2.63%      10.56%
-------------------------------------------------------------------------------
Growth Index Fund                                         - 13.44%   - 16.79%
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S&P 500/BARRA Growth Index                                - 12.72%   - 15.32%
-------------------------------------------------------------------------------
Money Market Fund                                          3.70%      3.89%
-------------------------------------------------------------------------------
Lipper Money Market Funds                                  3.44%      3.64%
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Fees and Expenses



The tables below describe the fees and expenses that you pay if you buy and hold shares of the Funds:

Shareholder Fees (fees paid directly from your investment)(a):


   Maximum Sales Charge (Load) Imposed on Purchases.....None
   Maximum Deferred Sales Charge (Load).................None
   Maximum Sales Charge (Load) Imposed
   on Reinvested Dividends..............................None
   Redemption Fees......................................None
   Exchange Fees........................................None

Annual Fund Operating Expenses
(as a percentage of average net assets)


                              Common      Mid Cap      Small        Growth       Money
                              Stock       Growth      Company       Index        Market
                              -----       ------      -------       -----        ------
Management Fees               0.47%       0.49%        0.50%        0.30%        0.25%
Other Expenses:
   Accounting and
   Administrative Costs       0.11        0.12         0.13         0.23         0.12
   Other                      0.16        0.23         0.31         1.77         0.19
                              ----        ----         ----         ----         ----
Total Other Expenses          0.27        0.35         0.44         2.00         0.31
                              ----        ----         ----         ----         -----
Total Fund Operating Expense  0.74%(a)(b) 0.84%(a)(b)  0.94%(a)(b)  2.30%(a)(b)  0.56%(a)(b)
                              ==========  ==========   ==========   ==========   ==========

      (a) The above fees and expenses do not include fees and expenses charged or incurred by the separate accounts of National Life Insurance Company which purchase shares of the Funds to serve as investment vehicles under variable life insurance policies or variable annuity contracts issued by National Life Insurance Company. For information on these fees and expenses, please refer to the prospectus for the variable life insurance policy or variable annuity contract in which you are interested.

      (b) Current Expense Ratios.The above expense ratios do not reflect waivers or reimbursements of expenses by NL Capital Management. Currently, NL Capital Management voluntarily waives or reimburses expenses of the Funds shown below to the extent necessary to cap expense ratios at the amounts shown below. These waivers or reimbursements will continue at least until December 31, 2002.


                             Common Stock.......0.48%
                             Mid Cap Growth.....0.71%
                             Small Company......0.57%
                             Growth Index ......0.60%
                             Money Market.......0.40%


      These waiver and reimbursement arrangements may be changed or terminated at any time after December 31, 2002.


Examples:

      These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      These examples assume that you invest $10,000 in each Fund for the time periods indicated, that the Fund's operating expenses remain the same, and that your investment has a 5% return each year. This assumption is not meant to indicate that you will receive a 5% annual rate of return.

      Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown below.

Note that the amounts shown do not reflect any of the waivers or reimbursements that limit expense ratios to the levels shown in footnote (b) above.



                  1 year      3 years     5 years     10 years
                  ------      -------     -------     --------
Common Stock      $  75        $237        $  411      $   918
Mid Cap Growth       86         268           466        1,037
Small Company        96         300           520        1,155
Growth Index        233         718         1,230        2,636
Money Market         57         179           313          701

Details About the Funds' Investment Objectives,
Principal Investment Strategies, and Related Risks

Each Fund has distinct investment objectives and policies. Investment objectives are fundamental policies of each Fund that may only be changed by a majority vote of the outstanding shares of that Fund. We cannot guarantee that these objectives will be achieved.

Each Fund's investment objectives and policies are described in this section. A general discussion of the Funds' investment policies and associated risks follows.



The Common Stock Fund invests in
common stocks of well-established companies

The Common Stock Fund seeks a combination of growth of capital, current income, growth of income, and relatively low risk as compared with the stock market as a whole. It seeks this goal by investing mainly in a diverse group of common stocks of well-established companies, most of which pay regular dividends. NL Capital Management tries to select stocks of leading companies that are financially strong and are selling at attractive prices in relation to their values. When appropriate, the Fund also may invest in preferred stocks or debentures convertible into common stocks. Under normal circumstances, at least 80% of the Fund's assets are invested in common stocks.



The Mid Cap Growth Fund invests in
stocks of mid-sized companies


The Mid Cap Growth Fund seeks growth of capital by focusing its investments on common stocks of mid-sized growing companies. NL Capital Management tries to invest in companies with favorable growth potential with attractive pricing in relation to this growth potential, and experienced and capable managements. The Fund will invest at least 80% of its assets in stocks whose market capitalizations are, at the time of purchase, within the range from the stock with the lowest capitalization which is included in the Standard & Poor's MidCap 400 Index, up to and including 1.2 times the market capitalization of the largest company included in such index. As of February 28, 2002 the Standard & Poor's 400 Midcap Index included companies with market capitalizations between $151 million and $9.58 billion. Income is not a factor in selecting investments.

      NL Capital Management emphasizes stocks it believes to have superior potential for growth, rather than wide diversification. The Fund may invest up to 25% of its assets in stocks of companies within a single industry. The Fund is actively managed. It is possible that the Fund's turnover rate may exceed 100% annually. High turnover would cause the Fund to incur higher trading costs, including more brokerage commissions. It may also cause the Fund to recognize capital gains and capital losses for tax purposes earlier than it would if its turnover rate was lower.


The Small Company Fund  invests  in
stocks of small companies

The Small Company Fund seeks growth of capital, by investing mainly in common stocks of small companies that NL Capital Management believes have attractive growth potential and valuations. Income is not a factor in selecting stocks. The Fund invests at least 80% of its assets in stocks of small companies. The Fund considers small companies to be companies with market capitalizations of less than $3 billion. Market capitalization is the total value of all the outstanding shares of common stock of a company. Up to 25% of the Fund's assets may be invested in securities within a single industry.


      The Small Company Fund's policy is to avoid short-term trading. However, the Fund may sell a security without regard to its holding period if NL Capital Management believes it is in the Fund's best interest to do so. The Fund's turnover rate is not expected to exceed 100% annually. The Fund is intended for long-term investors willing to accept more risk in order to seek above-average gains.



The Growth Index Fund invests in
stocks comprising the S&P 500/BARRA Growth Index

The Growth Index Fund seeks to match, as closely as possible before expenses, the performance of the S&P 500/BARRA Growth Index. The S&P 500/BARRA Growth Index includes those stocks of the S&P 500 Index with higher than average price to book value ratios. The S&P 500 is an unmanaged index and typically includes companies that are the largest and most dominant in their industries. There can be no assurance that the Fund will achieve its objective.

      The Fund will invest at all times at least 80% of its total assets in the common stocks of the companies that comprise the S&P 500/BARRA Growth Index. It normally intends to invest substantially all its total assets in these common stocks, in approximately the same weightings as the S&P 500/BARRA Growth Index. The Fund also may hold up to 20% of its assets in money market instruments and stock index options and futures. Futures and options are considered "derivatives" because they "derive" their value from a traditional security (like a stock or bond) or index. The Fund intends to buy index options or futures, if at all, only in anticipation of buying stocks.

      The Growth Index Fund is not "actively managed," which would involve the investment advisor buying and selling securities based on research and analysis. Rather, the Growth Index Fund tries to match, as closely as possible, before expenses, the performance of its target index, the S&P 500/BARRA Growth Index. It does this by holding, under normal circumstances, all of the common stocks included in the target index, in approximately the same weightings as in the index.


      The Growth Index Fund by itself is not a balanced investment program. The Growth Index Fund will generally hold exclusively the stocks of companies among the 500 largest U.S. publicly owned corporations. Of these stocks, the stocks included in the S&P 500/BARRA Growth Index have been valued in the stock market at levels which indicate that the market expects their issuers to have better than average prospects for growth of revenue and earnings. These stocks are sometimes referred to as "large capitalization growth stocks." The Growth Index Fund will not invest in other types of stocks, including the stocks of small companies, or so-called "value stocks," from which the market does not expect as much growth in revenue and earnings, but which can be purchased at lower valuations. Diversifying your investments beyond "large capitalization growth stocks" may lower the volatility of your overall investment portfolio, and could improve your long-term investment return.


      It is anticipated that the Growth Index Fund will have relatively low portfolio turnover. However, it may have to sell securities from time to time to meet redemption requests, and adjustments will be made in the portfolio from time to time because of changes in the composition of the S&P 500/BARRA Growth Index.

The Money Market Fund invests primarily in high quality money market instruments

The Money Market Fund seeks as high a level of current income as is consistent with stable principal values and liquidity by investing exclusively in dollar-denominated money market instruments, including U.S. government securities, bank obligations, repurchase agreements, commercial paper, and other corporate debt obligations. All such investments will have remaining maturities of 397 days or less. The Fund may also invest up to 10% of its total assets in shares of institutional money market funds which invest primarily in securities in which the Fund could invest directly. The Fund may earn less income than funds owning longer term securities or lower quality securities that have less liquidity, greater market risk and greater market value fluctuations.

      The Fund seeks to maintain a net asset value of $1.00 per share, by using the amortized cost method of valuing its securities. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less.

General Information Relevant to the Investment Practices of the Funds, and Associated Risks

We cannot guarantee that any Fund's investment objective will be achieved.


You can find additional information about the securities and investment techniques used by the Funds in the Funds' Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling 1-800-537-7003, or by writing to Sentinel Variable Products Trust at National Life Drive, Montpelier, VT 05604.


Information Relevant to the Equity Funds


Stock Market and Selection Risk. The Common Stock, Mid Cap Growth and Small Company Funds are subject to stock market and selection risk. The Growth Index Fund is subject to stock market risk. Stock market risk is the risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that that the investments that NL Capital Management selects will underperform the stock market or other funds with similar investment objectives and investment strategies.


Risks of Stocks of Smaller Companies. The stocks of smaller companies typically involve more risk than the stocks of larger companies. These smaller companies may have more limited financial resources, narrower product lines, and may have less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

Risks of Growth Stocks. Prices of growth stocks tend to be higher in relation to their companies' earnings, and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile.


Investment Style Risk. The Common Stock Fund has a focus on "large capitalization value stocks", although it may also invest in growth stocks. The Mid Cap Growth Fund focuses on "mid capitalization growth stocks", while the Small Company Fund focuses on the stocks of smaller companies. The Growth Index Fund focuses on "large capitalization growth stocks." Changes in investment style may cause any of these groups to underperform the stock market in general, or other asset classes.


Tracking Error Risk. There are several reasons why the Growth Index Fund's performance may not match the S&P 500/BARRA Growth Index. First, the Fund incurs administrative expenses and transaction costs in trading stocks. Second, the composition of the S&P 500/BARRA Growth Index and the stocks held in the Fund may diverge, due to cash flows into or out of the Fund and changes in the composition of the index. Third, the timing and magnitude of cash flows into and out of the Fund may result in temporarily uninvested cash, or may lead to weightings of stocks held by the Fund which are not precisely the same as in the S&P 500/BARRA Growth Index.

Non-Diversification. The Growth Index Fund may from time to time be a non-diversified fund under SEC standards. If the Fund invests more of its assets in securities of a few issuers than it would if it always was a diversified fund, the Fund's risk is increased because developments affecting an individual issuer may have a greater impact on the Fund's performance.

Derivatives. The Funds (other than the Money Market Fund) may use derivative instruments for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. If a Fund invests in derivative instruments, the Fund will be subject to the following risks:

o credit risk, or the risk that the counterparty of the derivative transaction will be unable to honor its financial obligation to the Fund,

o in the case of hedging uses, the future or option will not fully offset the underlying positions,

o liquidity risk, or the risk that the Fund cannot sell the derivative instrument because of an illiquid secondary market, and

o in the case of hedging uses, the intended risk management purpose of the derivative instrument may not be achieved, and may produce losses or missed opportunities.

The sum of the initial margin plus premiums paid for establishing derivative positions may not exceed 5% of the total assets of any Fund, except that the Growth Index Fund may hold up to 20% of its total assets in derivative instruments. The Funds are not required to use hedging and may choose not to do so.


Temporary Defensive Positions. Each of the equity Funds may be less than fully invested in securities called for by its principal investment strategies at any time. If NL Capital Management feels that it is necessary under adverse market conditions to take a temporary defensive position, these Funds may depart significantly or completely from their principal investment strategies. The use of temporary defensive positions could prevent the Funds from achieving their investment objectives.


Information Regarding the S&P 500/BARRA Growth Index

The Growth Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Growth Index Fund particularly or the ability of the S&P 500/BARRA Growth Index to track general stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and the S&P 500/BARRA Growth Index, which is determined, composed, and calculated without regard to the Growth Index Fund. S&P has no obligation to take the needs of the Trust or the owners of the Growth Index Fund into consideration in determining, composing or calculating the S&P 500/BARRA Growth Index. S&P is not responsible for and has not participated in the determination of the prices at which the Growth Index Fund shares are sold, the timing of the offering of Growth Index Fund shares, or the determination of the prices at which Growth Index Fund shares may be redeemed. S&P has no obligation or liability in connection with the administration or marketing of the Growth Index Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500/BARRA GROWTH INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY THE GROWTH INDEX FUND, OWNERS OF THE GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500/BARRA GROWTH INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500/BARRA GROWTH INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES

Information Relevant to the Money Market Fund


      The Money Market Fund faces very little interest rate risk, or the risk that the value of the Fund's investments will decline due to increases in interest rates, because the time until these investments mature is relatively short. The Money Market Fund does face the risk that an issuer of a money market instrument in which it invests will default in the repayment of the instrument, and if this occurs the Fund will incur a loss. The Fund seeks to control this risk by investing only in high quality instruments issued by banks or corporations believed to be highly creditworthy by NL Capital Management.


Information Relevant to All Funds


      Repurchase Agreements. All of the Funds may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at a value not less than 102% of the repurchase price stated in the agreement. Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price. If the counterparty defaults on its repurchase obligation, the Fund would have the bonds and be able to sell them to another party, but it could suffer a loss if the proceeds from a sale of the bonds turns out to be less than the repurchase price stated in the agreement. If the counterparty becomes insolvent or goes bankrupt, a Fund may be delayed in being able to sell bonds that were subject to the repurchase agreement. For more information about repurchase agreements, please refer to the Statement of Additional Information.


Offer, Purchase and Redemption of Shares

      Shares of the Funds are not available directly to the public. Currently, shares of the Funds are sold, without sales charge, at each Fund's net asset value per share, only to variable life insurance and variable annuity separate accounts of National Life Insurance Company. In the future, the Funds may offer shares of one or more of the Funds (including new Funds that might be added to Sentinel Variable Products Trust) to other separate accounts of National Life, to support variable life insurance policies or variable annuity contracts, or shares may be sold to other insurance company separate accounts to fund variable life insurance policies and variable annuity contracts. The price per share is based on the next daily calculation of net asset value after an order is placed.

      Shares of the Funds are sold in a continuous offering and are authorized to be offered to National Life Insurance Company separate accounts to support variable life insurance contracts and variable annuity contracts. Net premiums or net purchase payments under such contracts are placed in one or more subaccounts of a separate account and the assets of each such separate account are invested in the shares of the Fund corresponding to that subaccount. A separate account purchases and redeems shares of the Funds for its subaccounts at net asset value without sales charges or redemption charges.

      On each day that a Fund's net asset value is calculated, a separate account transmits to the Fund any orders to purchase or redeem shares based on the premiums, purchase payments, redemption (surrender) requests, and transfer requests from contract owners or payees that have been processed on that day. A separate account purchases and redeems shares of each Fund at that Fund's net asset value per share calculated as of the same day, although such purchases and redemptions may be executed the next morning.

      Please refer to the separate prospectus for each separate account and its related contract for a more detailed description of the procedures under which a contract owner or payee may allocate his or her interest in a separate account to a subaccount using the shares of one of the Funds as an underlying investment medium.

How the Funds Are Priced

      Net asset value for each Fund is calculated at 4:00 p.m., Eastern Time, on each business day on which the New York Stock Exchange is open, and becomes effective immediately upon its determination. The net asset value per share is computed by dividing the total value of the assets of each Fund, less its liabilities, by the total number of each Fund's outstanding shares. The Funds' investments are valued as shown below:

o Equity securities are valued at the latest transaction prices on the principal stock exchanges on which they are traded.


o Unlisted and listed securities for which there were no sales or insufficient sales during the day are valued at the mean between the latest available bid and asked prices.

o Exchange-traded options are valued at the last sale price unless there is no timely sale price, in which event current prices provided by market makers are used.


      The Money Market Fund's assets are valued on the basis of amortized cost, which involves valuing a portfolio instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.


      If events that materially affect the value of securities traded in other markets occur between the close of those markets and the Funds' determination of net asset value, the Funds' Board of Trustees will value those securities at their fair value. The Board of Trustees has delegated this responsibility to Sentinel Administrative Service Corporation, which provides fund accounting services to the Funds, subject to its review and supervision.


Dividends, Capital Gains and Taxes

     Each Fund intends to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to meet certain diversification requirements applicable to mutual funds underlying variable insurance products. As long as it so qualifies, a Fund will not be subject to federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. Each Fund intends to distribute substantially all of such income, once per year in December, except for the Money Market Fund, which will declare daily dividends.


      Shares of the Funds are offered only to separate accounts of National Life Insurance Company. Under the Code, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable life insurance or variable annuity contracts.

Accordingly, no gain or loss should be recognized on ordinary income or capital gain distributions to the Funds' insurance company shareholders or upon the sale or redemption of shares of the Funds held by insurance company shareholders. Please refer to the appropriate tax disclosure in the prospectus for a separate account and its related contract for more information on the taxation of life insurance companies, separate accounts, and the tax treatment of variable life insurance and variable annuity contracts and the holders thereof.

Management of the Funds


      NL Capital Management, Inc. manages the Funds' investments and their business operations under the overall supervision of the Board of Trustees of Sentinel Variable Products Trust. NL Capital Management has the responsibility for making all investment decisions for the Funds. NL Capital Management is a wholly owned subsidiary of National Life Insurance Company. NL Capital Management was known as National Life Investment Management Company, Inc., before it changed its name effective January 1, 2002. Its principal business address is National Life Drive, Montpelier, Vermont 05604.

      The Funds' investment advisory contracts call for the Funds to pay NL Capital Management fees, which for the fiscal year ended December 31, 2001, were equal to the following percentages of the Funds' average daily net assets:


Common Stock Fund          0.47%
Mid Cap Growth Fund        0.49%
Small Company Fund         0.50%
Growth Index Fund          0.30%
Money Market Fund          0.25%


      NL Capital Management currently waives all or a portion of its advisory fees for each Fund. The effective advisory fee rates (as a percentage of each Fund's average daily net assets) that these Funds paid in the fiscal period ending December 31, 2001, after taking these waivers into account, are as follows:

Common Stock Fund          0.24%
Mid Cap Growth Fund        0.43%
Small Company Fund         0.21%
Growth Index Fund          0.00%
Money Market Fund          0.11%


Portfolio Managers


      NL Capital Management employs a team approach in managing the Funds. The management teams are comprised of a lead portfolio manager, other portfolio managers and research analysts. Each team includes members with one or more areas of expertise and members share the responsibility for providing ideas, information and knowledge in managing the Funds. Rodney A. Buck, the Chief Executive Officer of NL Capital Management Company, Inc., is also Executive Vice President and Chief Investment Officer of National Life Insurance Company. Mr. Buck has been employed by NL Capital Management or its affiliates since 1972. There are three investment management teams: an Equity Value Team, headed by Van Harissis, Vice President of NL Capital Management; an Equity Growth Team, headed by Robert L. Lee, Vice President of NL Capital Management; and a Fixed Income Team, headed by David M. Brownlee, Vice President of NL Capital Management.

      Each of Messrs. Buck, Lee, Brownlee and Harissis is a Chartered Financial Analyst. Mr. Lee and Mr. Brownlee have each been associated with NL Capital Management since 1993. Mr. Harissis joined NL Capital Management in June 1999.

      The Common Stock Fund is managed by the Equity Value Team, led by Mr. Harissis. Mr. Harissis was a managing director and portfolio manager at Phoenix Investment Partners from 1995 to 1999, and previously was a portfolio manager at Howe & Rusling. Mr. Lee is the portfolio manager for the Mid Cap Growth Fund and the Growth Index Fund. The Small Company Fund is managed by Scott T. Brayman, Vice President of NL Capital Management. Mr. Brayman is a Chartered Financial Analyst, and has been with NL Capital Management since 1995. Prior to joining NL Capital Management, he was associated with Argyle Capital Management, Inc.

      The portfolio manager of the Money Market Fund is Darlene Coppola, Money Market Trader of NL Capital Management. Ms. Coppola has been employed by NL Capital Management or its affiliates since 1974. She is supervised by Mr. Brownlee as head of the Fixed Income Team.


Monitoring For Possible Conflicts


      The Trust sells its shares to fund variable life insurance contracts and variable annuity contracts. Because of differences in tax treatment and other considerations, it is possible that the interests of variable life insurance contract owners and variable annuity contract owners could conflict. The Trust will monitor the situation and in the event that a material conflict did develop, the Trust would determine what action, if any, to take in response.


Performance Data


      The Funds may from time to time include average annual total return figures in advertisements or other material the Funds send to existing or prospective shareholders. The Funds calculate these figures by determining the average annual compounded rates of return that would produce the redeemable value of the Fund being shown at the end of each period for a given initial investment. All recurring and nonrecurring expenses are included in the calculation, generally including those applicable to a specified insurance contract. It is assumed that all dividends and distributions are reinvested. In addition, to better illustrate the performance of money already invested in the Funds, the Funds may also periodically advertise total return without subtracting sales charges or surrender charges at the insurance policy or annuity contract level.


      The Funds also may refer to rankings and ratings published by independent tracking services and publications of general interest including Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's; magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News & World Report; and other publications such as The Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. These ranking services and publications may rank the performance of the Funds against all other mutual funds or against funds in specified categories. The rankings may or may not include the effects of sales or other charges.

Description of Sentinel Variable Products Trust's Shares

      Sentinel Variable Products Trust issues a separate class of shares of common stock for each Fund. It may establish additional funds in the future and additional classes of shares for such new funds.

      Based on current federal securities law requirements, the Funds expect that National Life Insurance Company will offer owners of its variable life insurance contracts and its variable annuity contracts the opportunity to instruct such shareholders as to how to vote shares allocable to their contracts regarding certain matters, such as the approval of investment advisory agreements. Fund shares not attributable to variable life insurance and annuity contracts, or for which no timely instructions are received by National Life, are voted by National Life in the same proportion as the voting instructions that are received for all contracts participating in each Fund. The voting instructions received from contract holders may be disregarded in certain circumstances that are described in the prospectuses for the variable contracts.

Financial Highlights


The financial highlights table is intended to help you understand each Fund's financial performance for the fiscal periods ended December 31, 2001 and for the period November 30, 2000 to December 31, 2000. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in each Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Funds, are included in the Trust's Policyholders Report, which is available upon request.


                                                           SVPT                                     SVPT
                                                          Common Stock Fund                        Growth Index Fund

                                                                               Period from                             Period from
                                                            Year Ended    11/30/00 through           Year Ended   11/30/00 through
                                                          12/31/01 (B)     12/31/00 (A)(B)         12/31/01 (B)    12/31/00 (A)(B)
                                                     -----------------------------------------------------------------------------
Net asset value at beginning of period                     $     10.49       $       10.00        $       9.46         $     10.00
                                                           -----------       ------------         ------------         -----------


Income (Loss) from Investment Operations
Net investment income (loss)                                      0.11                0.01                 0.02                 --
Net realized and unrealized gain (loss on                       (0.95)                0.49               (1.29)             (0.54)
investments)
                                                                ------                ----               ------             ------
Total from investment options                                   (0.84)                0.50               (1.27)             (0.54)
                                                                ------                ----               ------             ------

Less Distributions
Dividends from net investment income                              0.11                0.01                 0.02           0.00 ***
Distributions from realized gains on investments                  0.04                  --                   --                 --
                                                                  ----                  --                   --                 --
Total Distributions                                               0.15                0.01                 0.02                 --
                                                                  ----                ----                 ----               ----
Net asset value at end of period                           $      9.50        $      10.49        $        8.17        $      9.46
                                                           ===========       =============        =============        ===========

Total Return (%) *                                              (8.10)             5.00 ++              (13.44)          (5.36) ++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                   0.51              0.51 +                 0.65             1.07 +
Ratio of expenses to average net assets before
    voluntary expense reimbursements (%) **                       0.74              1.04 +                 2.30             1.35 +
Ratio of net investment income (loss) to average
     net assets (%)                                               1.23              1.20 +                 0.31             0.51 +
Ratio of net investment income (loss) to average
     net  assets before voluntary expense
     reimbursements (%) **                                        1.01              0.68 +               (1.34)             0.23 +
Portfolio turnover rate (%)                                         46                8 ++                   33              16 ++
Net assets at end of period (000 omitted)                   $   34,245        $     29,797        $       3,926        $     2,921



(A) Commenced operations November 30, 2000.
(B) Per share data calculated utilizing average daily shares outstanding. +Annualized
++ Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the Funds serve as underlying investment vehicles.
** Expense reductions are comprised of the voluntary expense reimbursements as described in footnote (3) to the annual report financial statements.
*** Represents less than $.005 of average daily shares outstanding.

                                                                   SVPT                                  SVPT
                                                                Mid Cap Growth Fund             Small Company Fund

                                                                                 Period from                           Period from
                                                             Year Ended     11/30/00 through       Year Ended     11/30/00 through
                                                           12/31/01 (B)      12/31/00 (A)(B)     12/31/01 (B)      12/31/00 (A)(B)
                                                         -------------------------------------------------------------------------
Net asset value at beginning of period                      $     10.14        $      10.00     $      10.73        $       10.00
                                                            -----------        ------------     ------------          -----------

Income (Loss) from Investment Operations
Net investment income (loss)                                     (0.04)                   --            0.03                 0.01
Net realized and unrealized gain (loss on investments)           (2.42)                 0.14            0.54                 0.73
                                                                 ------                 ----            ----                 ----
Total from investment options                                    (2.46)                 0.14            0.57                 0.74
                                                                 ------                 ----            ----                 ----

Less Distributions
Dividends from net investment income                                --                    --            0.03                 0.01
Distributions from realized gains on investments                    --                    --        0.00 ***                   --
                                                                    --                    --        --------                   --
Total Distributions                                                 --                    --            0.03                 0.01
                                                                    --                    --            ----                 ----
Net asset value at end of period                            $     7.68        $        10.14    $      11.27        $       10.73
                                                            ==========        ==============    ============        =============
Total Return (%) *                                              (24.26)              1.40 ++            5.35              7.40 ++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                    0.78               0.73 +            0.65               0.68 +
Ratio of expenses to average net assets before
    voluntary expense reimbursements (%) **                        0.84               1.05 +            0.94               1.16 +
Ratio of net investment income (loss) to average
     net assets (%)                                              (0.45)             (0.43) +            0.40               1.19 +
Ratio of net investment income (loss) to average
     net  assets before voluntary expense
     reimbursements (%) **                                       (0.50)              (0.75)+            0.11               0.72 +
Portfolio turnover rate (%)                                          88                 1 ++              59                 2 ++
Net assets at end of period (000 omitted)                   $    22,221         $     22,788     $    19,044        $      10,856



(A) Commenced operations November 30, 2000.
(B) Per share data calculated utilizing average daily shares outstanding.
+ Annualized
++ Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the Funds serve as underlying investment vehicles.
** Expense reductions are comprised of the voluntary expense reimbursements as described in footnote (3) to the annual report financial statements.
*** Represents less than $.005 of average daily shares outstanding.

                                                                       SVPT
                                                               Money Market Fund

                                                                                     Period from
                                                                 Year Ended     11/30/00 through
                                                               12/31/01 (B)      12/31/00 (A)(B)
                                                         ---------------------------------------
Net asset value at beginning of period                         $      1.00         $       1.00
                                                               -------------       -------------

Income (Loss) from Investment Operations
Net investment income (loss)                                           0.04                   --
Net realized and unrealized gain (loss on investments)                   --                   --
                                                                         --                   --
Total from investment options                                          0.04                   --
                                                                      -----                   --

Less Distributions
Dividends from net investment income                                   0.04             0.00 ***
Distributions from realized gains on investments                         --                   --
                                                                         --                   --
Total Distributions                                                    0.04                   --
                                                                       ----                   --
Net asset value at end of period                               $       1.00         $       1.00
                                                               ============         ============
Total Return (%) *                                                     3.70              0.50 ++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                        0.42               0.44 +
Ratio of expenses to average net assets before
    voluntary expense reimbursements (%) **                            0.56               0.82 +
Ratio of net investment income (loss) to average
     net assets (%)                                                    3.46               6.25 +
Ratio of net investment income (loss) to average
     net  assets before voluntary expense
     reimbursements (%) **                                             3.32               5.86 +
Portfolio turnover rate (%)                                              --                   --
Net assets at end of period (000 omitted)                      $     27,611         $     19,444


(A) Commenced operations November 30, 2000.
(B) Per share data calculated utilizing average daily shares outstanding.
+ Annualized
++ Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the Funds serve as underlying investment vehicles.
** Expense reductions are comprised of the voluntary expense reimbursements as described in footnote (3) to the annual report financial statements.
*** Represents less than $.005 of average daily shares outstanding.

Sentinel Variable Products Trust

Shareholder Reports
Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected investment performance of each of the Funds during its last fiscal year. You may obtain copies of these reports at no cost from the Funds by calling 1-800-537-7003.

The Funds will send you one copy of each shareholder report and certain other mailings, regardless of the number of Funds to which you have allocated value under your variable life insurance or annuity contract. To receive additional shareholder reports at no cost, call the Funds at 1-800-537-7003.

Statement of Additional Information
The Funds' Statement of Additional Information contains further information about the Funds and is incorporated by reference (legally considered to be part of this Prospectus). You may request a free copy by writing the Funds at the address shown below or by calling 1-800-537-7003. Please contact your registered representative or the Funds if you have any questions.

Information about the Funds (including the Statement of Additional Information) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. This information is also available on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different.





Sentinel Variable Products Trust
National Life Drive
Montpelier, VT 05604


Investment Advisor              Counsel
NL Capital Management, Inc.     Sidley Austin Brown & Wood LLP
National Life Drive             875 Third Avenue
Montpelier, VT  05604           New York, NY 10022



Principal                       Independent
Underwriter                     Accountants
Equity Services, Inc.           PricewaterhouseCoopers LLP
National Life Drive             1177 Avenue of the Americas
Montpelier, VT 05604            New York, NY 10036



Custodian
and Dividend
Paying Agent
State Street - Kansas City
801 Pennsylvania Avenue
Kansas City, MO 64105



Investment Company Act file #811 - 09917.

                      STATEMENT OF ADDITIONAL INFORMATION


                                  May 1, 2002



                       SENTINEL VARIABLE PRODUCTS TRUST
                              National Life Drive
                           Montpelier, Vermont 05604
                                (800) 537-7003




Sentinel Variable Products Common Stock Fund (the "Common Stock Fund") Sentinel Variable Products Mid Cap Growth Fund (the "Mid Cap Growth Fund") Sentinel Variable Products Small Company Fund (the "Small Company Fund") Sentinel Variable Products Growth Index Fund (the "Growth Index Fund") Sentinel Variable Products Money Market Fund (the "Money Market Fund")

      SENTINEL VARIABLE PRODUCTS TRUST (the "Trust") is a managed, open-end investment company, which continuously offers its shares, to separate accounts of life insurance companies to serve as the investment vehicle for variable life insurance and annuity contracts. The Trust consists of five separate and distinct funds, four of which are diversified (the Growth Index Fund being non-diversified). The five funds of the Trust are referred to hereinafter collectively as the "Funds", and individually as a "Fund". The Funds are described in a Prospectus of the Trust dated May 1, 2002 (the "Prospectus"). Each of the Funds has different investment objectives and risk characteristics.

      NL Capital Management, Inc., formerly National Life Investment Management Company, Inc. (the "Advisor") acts as the investment advisor to the Funds. Shares of the Funds are distributed by Equity Services, Inc. ("ESI"). Both the Advisor and ESI are wholly owned subsidiaries of National Life Insurance Company ("National Life").


      This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus. The Prospectus, which has been filed with the Securities and Exchange Commission (the "SEC"), can be obtained upon request and without charge by writing to the Funds at the above address, or by calling 1-800-537-7003. This Statement of Additional Information has been incorporated by reference into the Prospectus.

                               TABLE OF CONTENTS


                                                                        Page
                                                                        ----

The Trust...............................................................3
Investment Objectives and Policies......................................3
Investment Restrictions.................................................8
Management of the Trust.................................................9
Principal Shareholder and Voting Rights.................................11
The Investment Advisor..................................................12
Principal Underwriter...................................................13
The Fund Services Agreement.............................................14
Portfolio Transactions and Brokerage Commissions........................14
Portfolio Turnover......................................................16
Capitalization..........................................................16
Purchase and Redemption of Shares.......................................17
Determination of Net Asset Value........................................17
Taxes...................................................................18
Total Return and Yield..................................................19
General Information.....................................................21
Financial Statements....................................................21

                                   THE TRUST

      The Trust was formed as a Delaware business trust on March 14, 2000.


                      INVESTMENT OBJECTIVES AND POLICIES

      The investment objectives and certain fundamental policies of each of the Funds are set forth in the Prospectus.

General Considerations

      Each Fund is an open-end, management investment company. All Funds are diversified investment companies except the Growth Index Fund, which is a non-diversified investment company.

      Each Fund's fundamental policies and investment objectives as they affect each such Fund cannot be changed without the approval of the lesser of
(i) 67 percent or more of the voting securities of each such Fund present at a meeting if the holders of more than 50 percent of the outstanding voting securities of each such Fund are present or represented by proxy, or (ii) more than 50 percent of the outstanding voting securities of each such Fund. With respect to the submission of a change in fundamental policy or investment objective of each such Fund, such matter shall be deemed to have been effectively acted upon with respect to any such Fund if a majority of the outstanding voting securities of such Fund vote for the approval of such matters, notwithstanding (1) that such matter has not been approved by a majority of the outstanding voting securities of any other Fund affected by such matter and (2) that such matter has not been approved by a majority of the outstanding voting securities of the Company. Fundamental policies adopted with respect to each Fund, except the Growth Index Fund, provide that no Fund shall concentrate its investments in a particular industry, nor will it purchase a security if, as a result of such purchase, more than 25% of its assets will be invested in a particular industry.

      Repurchase Agreements. Each of the Funds to a limited extent may enter into repurchase agreements with selected banks and broker-dealers under which the Fund purchases bonds and agrees to resell the securities at an agreed upon time and at an agreed upon price. The difference between the amount a Fund pays for securities and the amount it receives upon resale is interest income to a Fund. Failure of the seller to repurchase the securities as agreed may result in a loss to a Fund if the market value of the securities has fallen to less than the repurchase price. In the event of such a default, a Fund may also experience certain costs and be delayed or prevented from recovering or liquidating the collateral securities, which could result in further loss to a Fund. The Funds will use repurchase agreements as a means of making short-term investments of seven days or less and in aggregate amounts of not more than 25% of the net assets of that Fund. All repurchase agreements used by the Funds will provide that the value of the collateral underlying the repurchase agreement always will be at least equal to 102% of the repurchase price. The Advisor will monitor on a continuing basis the creditworthiness of all parties with which it might enter into repurchase agreements and will enter into repurchase agreements only if it determines that the credit risk of such a transaction is minimal.

Derivative Transactions


        General. The Funds (other than the Money Market Fund) may (a) purchase and sell exchange traded and over-the-counter ("OTC") put and call options on equity securities and indices of equity securities, (b) purchase and sell futures contracts on indices of equity securities, and (c) other securities, such as exchange-traded funds, which replicate the performance of specific "baskets" of stocks.


        Each of these Funds may utilize options and futures contracts to manage its exposure to changing security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Fund's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, tend to increase market exposure.

        The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Fund's return. While the use of these instruments by a Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Advisor applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Fund's return. Certain strategies may limit a Fund's ability to realize gains as well as limiting its exposure to losses. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, a Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions. These transactions also could significantly increase the Fund's turnover rate.

        No Fund may purchase or sell derivative instruments if, as a result, the aggregate initial margin and options premiums required to establish these positions exceed 5% of the total assets of such Fund.

        Purchasing Put Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, and indexes of securities prices. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Fund will lose the entire premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American Style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

        The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

        The Funds may purchase put options, but will not sell, or write, put options on individual securities, except to close out put options previously purchased.

        Selling (Writing) Call Options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the underlying security price does not rise sufficiently to offset the cost of the option. The Funds will not purchase call options on individual securities, except to close out call options previously sold, but may sell, or write, call options on individual securities.

        Writing a call option obligates a Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

        The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark-to-market payments of variation margin as the position becomes unprofitable.

        Options on Indices. Each Fund that is permitted to enter into options transactions may purchase and sell (write) put and call options on any securities index based on securities in which the Fund may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Fund's investments generally will not match the composition of an index.

        For a number of reasons, a liquid market may not exist and thus a Fund may not be able to close out an option position that it has previously entered into. When a Fund purchases an OTC option, it will be relying on its counterparty to perform its obligations, and a Fund may incur additional losses if the counterparty is unable to perform.

        Futures Contracts. When a Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when a Fund wishes to close out a particular position.

        When a Fund purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument has been sold.

        The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Fund buys or sells a futures contract it will be required to deposit "initial margin" with its custodian in a segregated account in the name of its futures broker, known as a futures commission merchant ("FCM"). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Fund to close out its futures positions. Until it closes out a futures position, a Fund will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Fund's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by FCM's other customers, potentially resulting in losses to the Fund.

        Each Fund will segregate liquid assets in connection with its use of options and futures to the extent required by the staff of the Securities and Exchange Commission. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

        Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

        Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation also may result from differing levels of demand in the options and futures markets and the securities markets, structural differences in how options and futures and securities are traded, or imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

        Liquidity of Options and Futures Contracts. There is no assurance a liquid market will exist for any particular options or futures contract at any particular time, even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund's access to other assets held to cover its options or futures positions also could be impaired.

      Internal Limitations. Each of the Funds will observe the following internal limitations with respect to the use of options and futures contracts:

            1. No Fund may hold more than 5% of its total assets in the aggregate in options on individual securities, options on securities indices, and futures contracts, except that the Growth Index Fund may hold up to 20% of its assets in stock index options and futures.

            2. The Funds will buy options on individual securities only to hedge underlying securities which are owned by the Fund, or to close out transactions in options written.

            3. The Funds will sell options on individual securities only to generate additional income on securities which are owned by the Fund, or to close out transactions in options purchased.

            4. The Funds will sell options on securities indices or futures on securities indices only to hedge portfolio risks, or to close out positions in such index options or futures that had previously been purchased. As such, a Fund shall not sell such index options or futures with aggregate notional amounts in excess of that Fund's exposure to the market or sector covered by such index option or future.

            5. The Funds will purchase options on securities indices or futures on securities indices only in anticipation of buying securities related to the index, or to close out positions in such index options or futures that the Fund had previously sold. In purchasing such index options or futures, it must set aside cash or short-term money market investments so as to ensure that the purchase of such index options or futures does not result in leveraging the Fund's portfolio.

            6. When transacting in OTC derivatives involving counterparty risk, the Funds will deal only with counterparties which meet appropriate credit guidelines, and will limit exposure to any counterparty such that the sum of the value of all portfolio securities held by the Fund of which the issuer is the counterparty or an affiliate of the counterparty, plus the exposure to the counterparty in respect of the OTC options, does not exceed 5% of the total assets of the Fund.

        Position Limits. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Fund or the Advisor may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

        Asset Coverage for Futures Contracts and Options. Although none of the Funds will be a commodity pool, certain derivatives subject the Funds to the rules of the Commodity Futures Trading Commission which limit the extent to which a Fund can invest in such derivatives. These rules permit mutual funds to invest in futures contracts and options with respect thereto for hedging purposes without limit. However, mutual funds may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation to initial margin deposits and option premiums. In addition, the Funds will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

        Additional Risk Factors of OTC Transactions. Derivatives traded in OTC markets, including swaps and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. Because Derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that the Fund has unrealized gains in such instruments or has deposited collateral with its counterparty the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations.

                            INVESTMENT RESTRICTIONS

      The Trust's Board of Trustees has adopted a number of investment policies for the Trust. One such policy, which is a fundamental policy, is that each of the Common Stock Fund, Mid Cap Growth Fund and Small Company Fund cannot purchase securities of any one issuer if the market value of such securities exceeds 5% of the total market value of each such Fund's securities and cash. These three Funds also may not invest more than 25% of their total assets in a particular industry, although these Funds may from time to time invest more than 25% of their assets in broad industrial sectors. The Growth Index Fund may concentrate in a particular industry to the extent necessary to match its target index.

      It is also a fundamental policy of the Trust that it may not borrow money, except from banks in an amount up to 5% of a Fund's total assets for temporary or emergency purposes or to meet redemption requests which might otherwise require the untimely disposition of securities. None of the Funds may purchase securities on margin. The Trust may not issue senior securities. The Trust may not loan money, but may lend its securities. Loans of securities are not a principal investment strategy of any of the Funds, however. Also, the Trust may not deal in real estate, may not act as underwriter of securities issued by others, and may not purchase from or sell to any officer, director or employee of the Trust, the Advisor or underwriter, or any of their officers or directors, any securities other than shares of beneficial interest of the Trust. None of the Funds may deal in commodities or commodities contracts. None of the Funds may invest in oil, gas or other mineral exploration or development programs or leases. None of the Funds are able to invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants which are not listed on either the New York Stock Exchange or the American Stock Exchange.

      The Trust may not purchase more than 10% of the voting securities of any issuer. The Trust may not invest in companies for purposes of exercising control or management.

      The Trust's investment policies will be affected by the insurance laws of certain states, which may impose certain limitations on the permissible investments of the Funds.


        It is a nonfundamental policy of Small Company Fund that it will not change its policy of investing, under normal circumstances, at least 80% of its assets in small companies, unless the Fund provides its shareholders with 60 days prior written notice of such change.

        It is a nonfundamental policy of Mid Cap Growth Fund that it will not change its policy of investing, under normal circumstances, at least 80% of its assets in mid cap companies, unless the Fund provides its shareholders with 60 days prior written notice of such change.

        It is a nonfundamental policy of Common Stock Fund that it will not change its policy of investing, under normal circumstances, at least 80% of its assets in common stock, unless the Fund provides its shareholders with 60 days prior written notice of such change.


      Each Fund may at any time assume a temporary defensive position, if prudent in the opinion of the Advisor. In the event that any Fund assumes a temporary defensive position, it may invest without limitation in securities of the U.S. Treasury or U.S. government agencies or instrumentalities, or high quality money market instruments which are eligible investments for money market funds.

      Restrictions and policies established by resolution of the Board of Trustees, unless specifically identified as fundamental policies, may be changed by the Board, with any material changes to be reported to shareholders. Among those presently in effect is a policy which provides that assets of all Funds may be invested entirely or in part in U.S. Government Securities or an agency thereof, or held as cash deposits in a bank or trust company having assets of not less than $2,000,000,000. The securities of foreign issuers may be selected as being suitable for one or more of the Funds.

                            MANAGEMENT OF THE TRUST



      Management is made up of (i) the Trust's Board of Trustees, which is responsible for the Trust's operations; (ii) the officers of the Trust, who are responsible to the Board; and (iii) the Advisor, which under agreements with the Trust, supervises and assists in the management of the Funds and the purchase and sale of securities. See "The Investment Advisor," below.

      Biographical Information. Certain biographical and other information relating to the non-interested Trustees of the Funds is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in the complex of funds advised by the Advisor and its affiliates and other public directorships.





                                            Term of
                            Position(s)     Office*and                                      Number of
                             Held with      Length of         Principal Occupation(s)         Funds           Public
Name, Address and Age        the Funds     Time Served        During Past Five Years         Overseen      Directorships
---------------------        ---------     -----------        ----------------------         --------      -------------
William D. McMeekin (57)       Trustee    Trustee since      Senior Vice President        1 registered
Banknorth Vermont                         2000               and Senior Credit            investment
215 Main Street                                              Officer, Banknorth           company
                                                             Vermont, 2001 to             consisting
Brattleboro, VT 05301                                        present; Community           of 5
                                                             President - The Howard       portfolios
                                                             Bank, 2000 to 2001;
                                                             prior to that, President
                                                             and Chief Executive
                                                             Officer, Granite Savings
                                                             Bank

William G. Ricker (62)         Trustee    Trustee since      Former President -           1 registered
Denis Ricker & Brown                      2000               Denis Ricker & Brown         investment
17 State Street                                                                           company
Montpelier, VT 05602                                                                      consisting
                                                                                          of 5
                                                                                          portfolios





      * Each Trustee serves until his or her successor is elected and qualified, until the meeting of the Board after he or she attains age 72, or until his or her death, resignation, or removal as provided in the Funds' Declaration of Trust or by statute.


       Certain biographical and other information relating to the Trustees who are officers and "interested persons" of the Funds as defined in the Investment Company Act of 1940 (the "interested persons") and to the other officers of the Funds is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of Funds overseen and public directorships held.

                                              Term of
                          Position(s)        Office and
                           Held with         Length of           Principal Occupation(s)         Number of          Public
Name, Address and Age      the Funds        Time Served           During Past Five Years       Funds Overseen       Directorships
---------------------      ---------        -----------           ----------------------       ---------------      -------------
Patrick E. Welch (55)    Chairman and      Chairman and       National Life - Chairman and     1 registered         Banknorth
National Life Drive      Chief             Chief              Chief Executive Officer,         investment           Group,
Montpelier, Vermont      Executive         Executive          1997 to present; President,      company              Inc.
05604                    Officer and       Officer since      2001 to present; LSW             consisting of
                         Trustee           2001+ and          National Holdings, Inc. -        5 portfolios
                                           Trustee            Chairman and Director;
                                           since  2001++      National Financial Services,
                                                              Inc. - President and
                                                              Director;
                                                              Administrative
                                                              Services - Director -
                                                              1997 to present,
                                                              National Life
                                                              Investment Management
                                                              Company, Inc. -
                                                              Director - 1997 to
                                                              present; Equity
                                                              Services, Inc. -
                                                              Director - 1997 to
                                                              present; Sentinel
                                                              Administrative Service
                                                              Corporation - Director
                                                              - 1997 to present; and
                                                              National Retirement
                                                              Plan Advisors, Inc. -
                                                              Director - 1997 to
                                                              present; Banknorth
                                                              Group, NA - Director.

Joseph M. Rob (59)       President         President          Sentinel Management Company      1 registered
National Life Drive                        since              - Chief Executive Officer,       investment
Montpelier, Vermont                        2000+              1993 to present; Sentinel        company
05604                                                         Financial Services Company       consisting
                                                              - Chief Executive Officer,       of 5
                                                              1993 to present; Sentinel        portfolios
                                                              Administrative Services
                                                              Company - Chief Executive
                                                              Officer, 1993 to present;
                                                              ESI - Chairman, Chief
                                                              Executive Officer, and
                                                              Director, 1985 to present,
                                                              President, 1997 to present;
                                                              American Guaranty & Trust
                                                              Company - Director, 1993 to
                                                              present; LSW National
                                                              Holdings, Inc. - Director,
                                                              1996 to present; Life
                                                              Insurance Company of the
                                                              Southwest - Director, 1996
                                                              to present

Thomas P. Malone (46)    Vice President    Vice President     Sentinel Administrative          1 registered
National Life Drive      and Treasurer     and Treasurer      Service Company - Vice           investment
Montpelier, Vermont                        since 2000+        President, 1997 to present;      company
05604                                                         Assistant Vice President,        consisting
                                                              1990 to 1997; Sentinel           of 5
                                                              Group Funds, Inc. - Vice         portfolios
                                                              President & Treasurer, 1997
                                                              to present; Assistant Vice
                                                              President, 1990 to 1997

D. Russell Morgan (46)   Secretary         Secretary since    National Life - Assistant        1 registered
National Life Drive                        2000+              General Counsel, 2001 to         investment
Montpelier, Vermont                                           present; Senior Counsel,         company
05604                                                         2000 to 2001; Counsel, 1994      consisting
                                                              to 2000; ESI -                   of 5
                                                              Counsel,  1986 to                portfolios
                                                              present; Sentinel
                                                              Advisors
                                                              Company - Sentinel
                                                              Financial Services
                                                              Company - Sentinel
                                                              Administrative Service
                                                              Company - Counsel,
                                                              1993 to present

-----------------------
+     Elected by and serves at the pleasure of the Board of Trustees.
++ Each Trustee serves until his or her successor is elected and qualified, until the meeting of the Board after he or she attains age 72, or until his or her death, resignation, or removal as provided in the Funds' Declaration of Trust or by statute.

        The officers and trustees of the Trust who are employees of National Life or its subsidiaries do not receive any compensation from the Trust. The Trust pays to each Trustee who is not an affiliate of the Advisor a fee of $1,500 for each meeting of the Board of Trustees attended by the Trustee. It is expected that the Board of Trustees will meet four times per year. The Trust also reimburses trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

        The following table sets forth compensation for the period ended December 31, 2001 paid to Messrs. McMeekin and Ricker:


                           Aggregate         Pension or Retirement
Name of                    Compensation      Benefits Accrued as Part   Total
Trustee                    from the Trust    of Fund Expenses           Compensation
-------                    --------------    ----------------           ------------
William D. McMeekin        $6,000            None                       $6,000
William G. Ricker          $6,000            None                       $6,000

        Share Ownership. Because the Funds of the Trust offer shares only to separate accounts of National Life Insurance Company, none of the Trustees owns any shares of any of the Funds.

      Patrick E. Welch, the Chairman and Chief Executive Officer of the Funds, is an "interested person" of the Funds because he is also Chairman, President and Chief Executive Officer of National Life. As such, he may be deemed to control the Advisor. Joseph M. Rob, the President of the Funds, is also an interested person of the Funds because he is also Chief Executive Officer of ESI, the Funds' distributor, and Sentinel Administrative Service Corporation, the Funds' transfer agent and fund accounting service provider. Thomas P. Malone, and D. Russell Morgan, the Vice President and Treasurer, and the Secretary of the Funds, respectively, also hold the positions with the affiliates of the Advisor shown on page 10 above.


Code of Ethics


        The Trust's Board of Trustees has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940 and the Advisor and the principal underwriter have each adopted a Code of Ethics. These Codes of Ethics establish procedures for personal investing and restrict certain transactions. Employees subject to the Codes of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Funds.



                    PRINCIPAL SHAREHOLDER AND VOTING RIGHTS

      It is expected that all of the shares of the Trust will be legally owned by various separate accounts of National Life which serve as investment vehicles for National Life's variable life insurance and variable annuity contracts, or by National Life in its general account.

     As the legal owner of the Trust shares, National Life has the right to vote upon any matter that may be voted upon at a shareholders' meeting. However, in accordance with the SEC's view of present applicable law, National Life will vote Trust shares at meetings of the shareholders of the Trust or Fund in accordance with instructions of policyowners. National Life will vote Fund shares held in each account for which policyowners do not send timely instructions in the same proportion as those shares in that account for which instructions are received.

      If there is a shareholder vote, National Life will send policyowners proxy material and a form for giving voting instructions. Policyowners may vote, by proxy or in person, only as to the Funds that correspond to the accounts in which his or her policy values are allocated. The Trust will determine the number of shares held in each account attributable to a policy for which the policyowner may provide voting instructions by dividing the policy's value in that account by the net asset value per share of the corresponding Fund as of the record date for the shareholder meeting. For each share of a Fund for which policyowners have no interest, including any shares held in National Life's general account, National Life will cast votes, for or against any matter, in the same proportion as policyowners provide voting instructions.

      If required by state insurance officials, National Life may disregard voting instructions if they would require shares to be voted so as to cause a change in the investment objectives or policies of one or more of the Funds, or to approve or disapprove an investment policy or investment adviser of one or more of the Funds. In addition, National Life may disregard voting instructions in favor of certain changes initiated by a policyowner or the Fund's Board of Trustees if its disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Fund's objectives and purposes, and the effect the change would have on National Life. If National Life disregards voting instructions, it will advise policyowners of that action and National Life's reasons for it in the next report to policyowners.

      None of the Trustees or officers of the Trust own any shares of the Trust, as they are available only to the separate accounts of National Life to serve as investment vehicles for its variable life insurance and variable annuity contracts.

                            THE INVESTMENT ADVISOR


      The Advisor provides general supervision of the Funds' investments as well as certain administrative and related services. The Advisor is a Vermont corporation which is a wholly owned subsidiary of National Life.


      As compensation in full for services rendered under its advisory agreement applicable to the Funds, the Trust will pay to the Advisor a monthly fee determined as follows:

      (1) With respect to the Common Stock, Mid Cap Growth and Small Company
Funds: 0.50% per annum on the first $20 million of average daily net assets of each such Fund; 0.40% per annum on the next $20 million of such assets of each such Fund; and 0.30% per annum on such assets of each such Fund in excess of $40 million.

      (2) With respect to the Growth Index Fund: 0.30% per annum on the average daily net assets of the Fund.

      (3) With respect to the Money Market Fund: 0.25% per annum on the average daily net assets of the Fund.


      During the fiscal year ended December 31, 2001 and for the period November 30, 2000 to December 31, 2000, the Advisor was entitled to receive from the Trust management fees totaling $379,636 and $29,688, respectively, before the expense reimbursements described below.

      The Advisor has voluntarily agreed for a period at least until December 31, 2002, to waive the following Funds' advisory fees or other expenses necessary to limit these Funds' overall expense ratios to the amounts shown below:


        Common Stock Fund................................0.48%
        Mid Cap Growth Fund..............................0.71%
        Small Company Fund...............................0.57%
        Growth Index Fund................................0.60%
        Money Market Fund................................0.40%


        These arrangements may be changed or terminated at any time after December 31, 2002. During the fiscal year ended December 31, 2001 and for the period November 30, 2000 to

December 31, 2000, these waivers and reimbursements from the Advisor to the Trust totaled $202,936 and $29,689, respectively.

        The Trust's advisory agreement, which was approved by the Trust's sole shareholder on November 15, 2000, and by the Trust's Board of Trustees on July 27, 2000, must each be approved annually by vote of the Board of Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the applicable Fund, but in either event it must also be approved by a vote of a majority of the Trustees who are not parties to the contract, or "interested persons", as defined in the Investment Company Act of 1940, of any such party cast in person at a meeting called for the purpose of voting on such approval. With respect to the submission of the Trust's advisory agreement for approval by the shareholders, such matters shall be deemed to be acted upon effectively with respect to any Fund if a majority of the outstanding voting securities of such Fund vote for approval of such matter, notwithstanding (A) that such matter has not been approved by a majority of the outstanding voting securities of any other class affected by such matter, and (B) that such matter has not been approved by a vote of a majority of the outstanding voting securities of the Fund.


      The advisory agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Board, or, with respect to a particular Fund, by a majority of the Fund's outstanding voting securities, on not more than 60 days' written notice to the Advisor and by the Advisor on 60 days' written notice to the Fund.



        At a meeting of the Board of Trustees held on November 9, 2001, the Board approved the continuation of the advisory agreement for an additional year. In connection with its deliberations, the Board reviewed information derived from a number of sources and covering a range of issues. The Board considered the services provided to the Funds by the Advisor under the advisory agreement, as well as other services provided by the Advisor and its affiliates under other agreements, and the personnel who provide these services. In addition to investment advisory services, the Advisor and its affiliates provide administrative services, fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds. The Board also considered the Advisor's costs of providing services, and the direct and indirect benefits to the Advisor from its relationship with the Funds. The benefits considered by the Board included not only the Advisor's compensation for investment advisory services and the Advisor's profitability under the advisory agreement, but also compensation paid to the Advisor or its affiliates for other, non-advisory, services provided to the Trust. The Board also considered the Advisor's access to research services from brokers to which the Advisor may have allocated Fund brokerage in a "soft dollar" arrangement. In connection with its consideration of the advisory agreements, the Board also compared the Funds' advisory fee rates, expense ratios and historical performance to those of comparable funds. The Board considered whether there should be changes in the advisory fee rate or structure in order to enable the Funds to participate in any economies of scale that the Advisor may experience as a result of growth in the Funds' assets. The Board also reviewed materials supplied by counsel to the Funds that were prepared for use by the Board in fulfilling its duties under the Investment Company Act of 1940.

        Based on the information reviewed and discussions among the Trustees, the Board concluded that it was satisfied with the nature and quality of the services provided by the Funds' Advisor, as well as that the advisory fee rates were reasonable in relation to such services.



                             PRINCIPAL UNDERWRITER


      ESI acts as the principal underwriter of shares of the Funds. Its principal business address is National Life Drive, Montpelier, Vermont 05604. ESI receives no compensation from the Trust for acting as principal underwriter. Under the Participation Agreement, ESI shall use its best efforts to continuously offer the Funds' shares to separate accounts of National Life Insurance Company. This contract may be terminated by either party thereto on 60 days' written notice, without penalty, and it terminates automatically in the event of its assignment. The Participation Agreement of the Trust must be approved annually in one of the same ways as described above for the advisory agreement.



                          THE FUND SERVICES AGREEMENT

      Sentinel Administrative Service Corporation ("Sentinel Service"), in accordance with its Fund Services Agreement with the Trust, provides the Funds with certain transfer agency, fund accounting and financial administration services.


      For these services, the Fund Services Agreement provides for the Trust to pay to Sentinel Service a fixed fee totaling $20,000 per year for transfer agency services, and a fee of 0.10% of average daily net assets of the Funds for fund accounting and financial administration services. The fixed fee is subject to increase under inflation clauses for fiscal years beginning on or after January 1, 2003, to the extent approved by the Board of Trustees. Fees are payable monthly in arrears. During the fiscal year ended December 31, 2001 and for the period November 30, 2000 to December 31, 2000, the Trust paid Sentinel Service a total of $113,725 and $8,701, respectively, for transfer agency and fund accounting and financial administration services.


      Sentinel Service is a Vermont corporation which is a wholly owned subsidiary of National Life.


      The Trust's Fund Services Agreement was approved by the Trust's sole shareholder on November 15, 2000. The Agreement was approved by the Trust's Board of Trustees on July 27, 2000. Each agreement must be approved annually by vote of the Board or by the vote of a majority of the outstanding voting securities of each Fund, but in either event it must also be approved by a vote of a majority of the Trustees who are not parties to the contract, or interested persons, as defined in the Investment Company Act of 1940, of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Fund Services Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Board or, as to a particular Fund, by a majority of the applicable Fund's outstanding voting securities on not more than 60 days' written notice to Sentinel Service and by Sentinel Service on 60 days' notice to the Fund.


                            PORTFOLIO TRANSACTIONS
                           AND BROKERAGE COMMISSIONS

        The Funds' policy, in the case of listed securities, is to place its orders with firms that are members of a stock exchange on which such securities are listed or traded and in the case of securities traded in the over-the-counter market to deal directly with dealers who are primary market makers in such securities, without the use of a broker unless the Funds can obtain better price or execution through the use of a broker. Purchases are generally made for investment and not for trading purposes. Subject to the direction and control of the Board of Trustees and in accordance with its advisory agreement, the Advisor supervises the investments of the Funds and, as an essential feature thereof, places orders for the purchase and sale of portfolio securities and supervises their execution, including negotiating the amount of the commission rate paid, in each case at prices it believes to be the best then available, taking into consideration such factors as price, commission, size of order, difficulty of execution and skill required of the executing broker-dealer as well as the extent to which a broker capable of satisfactory execution may provide research information and statistical and other services to the Advisor.

        In making such purchases and sales, the brokerage commissions are paid by the Funds. The Funds may also buy or sell securities from, or to, dealers acting as principals.

      Section 28(e) of the 1934 Act, which was enacted by Congress in connection with the elimination of fixed commission rates on May 1, 1975, provides that, except as agreements such as investment advisory contracts otherwise provide, money managers such as the Advisor will not be deemed to have acted unlawfully or to have breached a fiduciary duty if, subject to certain conditions, a broker-dealer is paid in return for brokerage and research services an amount of commission for effecting transactions for accounts, such as the Funds, in excess of the amount of commission another broker-dealer would charge for effecting the transaction. In order to cause the Funds to pay such greater commissions, the Advisor has to determine in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the Funds and to its other clients.

      Brokerage and research services, as provided in Section 28(e) of the 1934 Act, include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts and effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

      Although research and market and statistical information from brokers and dealers can be useful to the Funds, and to the Advisor, it is the opinion of the management of the Funds that such information is only supplementary to the Advisor's own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff.

      The Advisor obtains several research services specifically in exchange for commissions paid by the Funds and its other clients. These services primarily consist of electronic research services from Bloomberg, ILX, Factset, and First Call. The Trust also obtains Lipper Directors' Analytical Data from Lipper Analytical Distributors, Inc., in exchange for Fund brokerage commissions. This service is available only for brokerage commissions.

      The research services provided by brokers through which the Funds effect securities transactions may be used by the Advisor or its affiliates in managing their other client accounts, as well as the Funds. However, the Advisor and its affiliates use the commissions paid by most of their other client accounts to obtain research services as well, and this research is also useful in managing the Funds' accounts, as well those of other clients.

      Except for implementing the policies stated above, there is no commitment to place portfolio transactions with brokers or dealers who provide investment research. The Advisor has advised the Funds that it is not feasible to assign any precise value to services provided by such brokers and dealers to it, nor does the use of such services reduce its expense by any measurable or significant amount. Such commissions were allocated on the basis of research and statistical or other services provided by the dealer.


      For the fiscal periods ended December 31, 2001 and 2000, brokerage commissions paid by each Fund were as follows:

                                    Fiscal Year Ended    November 30, 2000 to
                                    December 31, 2000    December 31, 2001
                                    -----------------    -----------------


         Common Stock Fund          $ 61,148                $6,758
         Mid Cap Growth Fund        $ 70,836                 5,249
         Small Company Fund         $ 47,189                 4,564
         Growth Index Fund          $  1,620                 1,667
         Money Market Fund          $   -0-                 $  -0-
                                    ----------              -------
         Total                      $180,793                $18,238

      Of the total commissions paid by the Funds in 2001, 88% was allocated to brokers or dealers whose furnishing of research information was a factor in their selection.


                              PORTFOLIO TURNOVER

      Purchases for the Small Company, Common Stock and Growth Index Funds are made for long-term investment, and not for short-term trading profits. However, during rapidly changing conditions, there necessarily may be more portfolio changes than in a more stable period and these may result in capital gains or losses.

      The Mid Cap Growth Fund anticipates that it may have a higher level of portfolio turnover. This Fund may engage in relatively short-term trading in some stocks. This activity may create higher transaction costs due to commissions and other expenses.


      For the fiscal periods ended December 31, 2001 and 2000, the Funds had the following turnover rates (one month 2000 turnover rates are not annualized):

                                   Fiscal Year Ended     November 30, 2000 to
                                   December 31, 2001     December 31, 2000
                                   -----------------     -----------------

         Common Stock Fund               46%                    8%
         Mid Cap Growth Fund             88%                    1%
         Small Company Fund              59%                    2%
         Growth Index Fund               33%                   16%
         Money Market Fund                 -                     -




                                CAPITALIZATION

      The Trust's shares of beneficial interest are fully paid and non-assessable. Each share of the Trust is entitled to one vote per dollar of net asset value per share, on matters on which all Funds of the Trust vote as a single class.

      The proceeds from the sale of shares of each Fund of the Trust and all income, earnings and profits therefrom irrevocably appertain to that Fund. Each such Fund records all liabilities (including accrued expenses) in respect of such Fund, as well as a share of such liabilities (including general liabilities of the Trust) in respect to two or more Funds, in proportion to their average net assets. If any reasonable doubt exists as to the Fund to which any asset or liability appertains, the Board may resolve such doubt by resolution.

      In the case of dissolution or liquidation of the Trust, the shareholders of each Fund of the Trust are entitled to receive ratably per share the net assets of such Fund, with any general assets of the Trust distributed ratably per share, regardless of the Fund.

      Voting rights are non-cumulative, meaning that the holders of more than 50% of the net asset value of the shares voting for the election of trustees can elect 100% of the trustees being voted upon if they choose to do so, and, in such event the holders of the remaining minority of the shares voting for the election of trustees will not be able to elect any person or persons to the Board.

                      PURCHASE AND REDEMPTION OF SHARES


        Shares of the Funds are not available directly to the public. Currently, shares of the Funds are sold, without sales charge, at each Fund's net asset value per share, only to variable life insurance and variable annuity separate accounts of National Life Insurance Company. In the future, the Trust may offer shares of one or more of the Funds (including new Funds that might be added to the Trust) to other separate accounts of National Life, to support variable life insurance policies or variable annuity contracts, or shares may be sold to other insurance company separate accounts to fund variable life insurance policies and variable annuity contracts. The price per share is based on the next daily calculation of net asset value after an order is placed.


        Shares of the Funds are sold in a continuous offering and are authorized to be offered to National Life Insurance Company separate accounts to support variable life insurance contracts and variable annuity contracts. Net premiums or net purchase payments under such contracts are placed in one or more subaccounts of a separate account and the assets of each such separate account are invested in the shares of the Fund corresponding to that subaccount. A separate account purchases and redeems shares of the Funds for its subaccounts at net asset value without sales or redemption charges.

        On each day that a Fund's net asset value is calculated, a separate account transmits to the Fund any orders to purchase or redeem shares based on the premiums, purchase payments, redemption (surrender) requests, and transfer requests from contract owners or payees that have been processed on that day. A separate account purchases and redeems shares of each Fund at that Fund's net asset value per share calculated as of the same day, although such purchases and redemptions may be executed the next morning.


                       DETERMINATION OF NET ASSET VALUE


      The net asset value per share of each Fund is computed by dividing the total value of the assets of that Fund, less its liabilities, by the total number of such Fund's outstanding shares. Equity securities which are traded on a national securities exchange are valued at the last reported sale price each business day at the regular close of trading, currently 4:00 p.m. Eastern time. Equity securities for which there were no sales or insufficient sales during the day are valued at the mean between the latest available bid and asked prices. If events that materially affect the value of securities traded in other markets occur between the close of those markets and the Funds' determination of net asset value, the Funds' Board will value those securities at their fair value. The Board has delegated this responsibility to Sentinel Service, subject to its review and supervision. Net asset value is calculated once each business day, at 4:00 p.m. Eastern time, and becomes effective immediately upon its determination. Orders to purchase shares of the Funds received by the Trust prior to 10:00 a.m. Eastern time will be confirmed on the basis of the closing price on the preceding day, provided they represent instructions provided by policyholders of variable life insurance or annuity policies for which the Trust serves as an investment vehicle before 4:00 p.m. Eastern time on the preceding day, or effect transactions with respect to such policies as of such preceding day. "Business day" means a day on which the New York Stock Exchange is open. The New York Stock Exchange is not open on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


      The Money Market Fund values its portfolio securities based on their amortized cost in accordance with SEC regulations. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During such periods the yield to investors in the Money Market Fund may differ somewhat from that obtained in a similar investment company which uses mark-to-market value for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company which utilizes mark-to-market values and existing investors would receive less (more) investment income. The purpose of this method of calculation is to attempt to maintain a constant net asset value per share of $1.00.

      In accordance with the SEC rule permitting the use of the amortized cost method of valuation, the Money Market Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and must purchase instruments having remaining maturities of 397 days (13 months) or less. In addition, the Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund's price per share as computed for the purpose of sales and redemptions at $1.00. The Board will review periodically the Money Market Fund's portfolio holdings to determine whether a deviation exists between the net asset value calculated using market quotations and that calculated on an amortized cost basis. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to existing shareholders, the Money Market Fund will take such corrective action as it regards as necessary and appropriate, including (i) the reduction of the number of outstanding shares of the Money Market Fund by having each shareholder proportionately contribute shares to the Money Market Fund's capital, (ii) the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, (iii) the withholding of dividends or (iv) the establishment of a net asset value per share by using available market quotations. If the number of outstanding shares is reduced in order to maintain a constant net asset value of $1.00 per share, the shareholders will contribute proportionately to the Money Market Fund's capital the number of shares which represent the difference between the amortized cost valuation and the market valuation of the portfolio. Each shareholder will be deemed to have agreed to such contribution by such shareholder's investment in the Money Market Fund.

        Since the net income of the Money Market Fund is determined and declared as a dividend immediately prior to each time the asset value of the Money Market Fund is determined, the net asset value per share of the Money Market Fund normally remains at $1.00 per share immediately after each such dividend declaration. Any increase in the value of a shareholder's investment in the Money Market Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Money Market Fund in that shareholder's account and any decrease in the value of a shareholder's investment may be reflected by a reduction in the number of shares in the account.


                                     TAXES


        Each Fund of the Trust is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund is required to distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions). To qualify for treatment as a regulated investment company, a Fund must meet certain income source, asset diversification and income distribution requirements. If each Fund qualifies as a "regulated investment company" and complies with the relevant provisions of the Code, each Fund will be relieved of federal income tax on the part of its net ordinary income and realized net capital gain which it distributes to the separate accounts. If a Fund fails to qualify as a regulated investment company, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains. Furthermore, distributions to its shareholders will constitute ordinary dividend income to the extent of such Fund's available earnings and profits, and policyholders could be subject to current tax on distributions received with respect to Fund shares.

        Each Fund supports variable life insurance and variable annuity contracts and therefore must, and intends to, comply with the diversification requirements imposed by section 817(h) of the Code and the regulations hereunder. These requirements place certain limitations on the proportion of each Fund's assets that may be represented by any single investment (which includes all securities of the issuer) and are in addition to the diversification requirements applicable to such Fund's status as a regulated investment company. For these purposes, each U.S. Government agency or instrumentality is treated as a separate issuer, while a particular foreign government and its agencies, instrumentalities, and political subdivisions are all considered the same issuer.

        Generally, a regulated investment company must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% federal excise tax. However, the excise tax does not apply to a Fund whose only shareholders are certain tax-exempt trusts or segregated asset accounts of life insurance companies held in connection with variable contracts. The Funds intend to qualify for this exemption or to make distributions in accordance with the calendar year distribution requirements and therefore do not expect to be subject to this excise tax.

        FOREIGN TAXES. Investment income received from sources within foreign countries may be subject to foreign income taxes. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 30% or more. The United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax (generally 10-15%) or to certain exemptions from tax. Each Fund will operate so as to qualify for such reduced tax rates or tax exemptions whenever possible. While policyholders will bear the cost of any foreign tax withholding, they will not be able to claim a foreign tax credit or deduction for taxes paid by the Fund.


        The Funds that may invest in foreign securities, may invest in securities of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of the its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. A Fund investing in securities of PFICs may be subject to U.S. federal income taxes and interest charges, which would reduce the investment return of a Fund making such investments. The owners of variable annuities and life insurance products investing in such Fund would effectively bear the cost of these taxes and interest charges. In certain cases, a Fund may be eligible to make certain elections with respect to securities of PFICs that could reduce taxes and interest charges payable by the Fund. However, no assurance can be given that such elections can or will be made.


      The discussions of "Dividends, Distributions, and Taxes" in the Prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal Revenue Service. For further information, consult the prospectuses and/or statements of additional information for the respective policies and contracts, as well as your own tax advisor.

                      TOTAL RETURN AND YIELD INFORMATION

        Each of the Funds (except the Money Market Fund) from time to time may include its average annual total return in advertisements or information furnished to present or prospective shareholders.


      The Trust will compute these total returns by assuming a hypothetical initial payment of $1,000. It will then be assumed that all of the dividends and distributions by each of the Funds over the relevant time period are reinvested. It will then assume that at the end of the one-, five- or ten-year period, after taking into account all applicable recurring and nonrecurring expenses, the entire amount is redeemed. The average annual total return then will be calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return). For the fiscal year ended December 31, 2001, and for the period since inception of the Funds on November 30, 2000 to December 31, 2001, average annual total returns are as follows:


--------------------------------------------------------------------------------------------
                                                                        Past        Since
                                                                      One Year   Inception,
For the periods ended December 31, 2001                                              on
                                                                                 November
                                                                                  30, 2000
--------------------------------------------------------------------------------------------
Common Stock Fund                                                      -8.10       -3.23
--------------------------------------------------------------------------------------------
Mid Cap Growth Fund                                                    -24.26      -21.60
--------------------------------------------------------------------------------------------
Small Company Fund                                                      5.35       12.06
--------------------------------------------------------------------------------------------
Growth Index Fund                                                      -13.44      -16.79
--------------------------------------------------------------------------------------------



      These average annual total returns will not include fees and charges that apply to National Life separate accounts which purchase shares of the Funds as investment vehicles for variable life insurance policies and variable annuity contracts issued by National Life. These fees and charges will reduce the returns realized by variable life insurance policyowners and variable annuity contract owners. For information on the fees and charges incurred by the separate accounts, please refer to the prospectus for the applicable variable life insurance policy or variable annuity contract.

      Each Fund's average annual total return will vary depending upon market conditions, the securities comprising such Fund's portfolio, such Fund's operating expenses and the amount of net capital gains or losses realized by such Fund during the period. An investment in any of the Funds will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

      On occasion, the Funds may compare their average annual total return figures to mutual fund averages such as those compiled by Lipper Analytical Services, Inc., and to market indices such as the Dow Jones Industrial Average, the S & P 500, the S & P 500/BARRA Growth Index, the S & P 500/BARRA Value Index, the S & P MidCap 400 Index and the Russell 2000(R) Index.

      The Money Market Fund normally computes its annualized yield by determining the net income for a seven-day base period for a hypothetical pre-existing account having a balance of one share at the beginning of the base period, dividing the net income by the net asset value of the account at the beginning of the base period to obtain the base period return, multiplying the result by 365 and then dividing by seven. In accordance with regulations adopted by the SEC, the Money Market Fund is required to disclose its annualized yield for certain seven-day base periods in a standardized manner which does not take into consideration any realized or unrealized gains or losses on portfolio securities. The SEC also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven and subtracting one from the result.

      The yield quoted should not be considered a representation of the yield of the Money Market Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Fund and changes in interest rates on such investments, but also on changes in the Money Market Fund's expenses during the period.

      Yield information may be useful in reviewing the performance of the Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Money Market Fund's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time.


                              GENERAL INFORMATION

      Copies of the Trust's Declaration of Trust, and various agreements referred to in the Prospectus and this Statement of Additional Information are filed with the registration statement at the SEC, to which reference is made for their full terms. Such documents and other information filed with the SEC may be obtained from the SEC upon payment of the fees prescribed by the Rules of the SEC and are also now available at the SEC's Internet Web site at http://www.sec.gov. All cash and securities of the Funds, except for U.S. Government Securities which are represented only in book entry form at the Federal Reserve Bank, are held by State Street Bank and Trust Company or in a central depository system in the name of State Street Bank & Trust - Kansas City, 801 Pennsylvania Avenue, Kansas City, Missouri 64105 as the Funds' Custodian. State Street is also Dividend Disbursing Agent for the Funds' shares. Sentinel Service is Transfer Agent and Registrar for the Funds' shares. All correspondence regarding the Trust should be mailed to National Life Insurance Company, National Life Drive, Montpelier, Vermont 05604, Attn:
Registered Insurance Contracts.

      The independent accountants for the Trust are PricewaterhouseCoopers LLP, located at 1177 Avenue of the Americas, New York, New York 10036. The independent accountants are responsible for auditing the annual financial statements of the Trust.


      Counsel for the Funds is Sidley Austin Brown & Wood LLP, 875 Third Avenue, New York, New York 10022.



                             FINANCIAL STATEMENTS


      Audited financial statements for the Trust at December 31, 2001 and for the fiscal periods then ended are incorporated by reference to the Trust's 2001 Report to Policyholders.

                                    Part C

                               Other Information


Item 23.       Exhibits
               --------

               (a)    Declaration of Trust of the Registrant.(1)
               (b)    None.
               (c)    Portions of the Declaration of Trust of the Registrant defining the rights of holders of shares of the Registrant.(2)
               (d)    Investment Advisory Agreement between the Registrant and NL Capital
                      Management, Inc., formerly National Life Investment Management Company,
                      Inc. (the "Advisor").(3)
               (e)    Participation Agreement between the Registrant, National Life Insurance
                      Company and Equity Services, Inc. ("ESI").(3)
               (f)    None.
               (g)    Custody Contract between the Registrant and State Street Bank and Trust
                      Company.(3)
               (h)    Fund Services Agreement between the Registrant and Sentinel
                      Administrative Service Corporation.(3)
               (i)    Opinion and consent of Brown and Wood LLP.(3)
               (j)    Consent of PricewaterhouseCoopers LLP, independent accountants for the
                      Registrant.
               (k)    (1) Financial Statements included in Part A:
                      - Selected Per Share Data and Ratios for the period
                      November 30, 2000 to December 31, 2000 and for the year
                      ended December 31, 2001*
                      (2) Financial Statements incorporated by reference in Part B:
                      - Selected Per Share Data and Ratios for the period November 30, 2000 to December 31, 2000 and for the year ended December 31, 2001*
                      - Statement of Assets and Liabilities at December 31, 2001*
                      - Statement of Operations for the year ended December 31, 2001*
                      - Notes to Financial Statements* -
                      Report of Independent Accountants*

               (l)    None.
               (m)    Certificate of Sole Shareholder.(3)
               (n)    None.
               (o)    Reserved.
               (p)    (1) Code of Ethics of the Trust, as amended through November 9, 2001.(4)
                      (2) Code of Ethics of NL Capital Management, Inc., as amended through
                      February 12, 2002.(4)
                      (3) Code of Ethics of Equity Services, Inc.(3)

------------------------
(1) Filed on April 28, 2000 as an Exhibit to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File 333-35832 (the "Registration Statement")).


(2) Reference is made to Article 1, Article 4 (Sections 4.2, 4.3, 4.8, 4.9.3, 4.9.5, 4.9.5.5, 4.9.5.6), Article 5 (Sections 5.4, 5.6, 5.8, 5.10, 5.10.1,
    5.11, 5.11.1, 5.11.7), Article 8 (Sections 8.1, 8.5, 8.6), Article 9
    (Sections 9.1, 9.2.2), Article 10 (Sections 10.1, 10.1.1, 10.2, 10.5,
    10.5.1, 10.5.2), Article 11(Section 11.3), Article 12.


(3) Filed on October 18, 2000 as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement.


(4) Incorporated by reference to an exhibit to Post-Effective Amendment No. 91 to the Registration Statement on Form N-1A of Sentinel Group Funds, Inc. (File No. 2-10685) filed on March 29, 2002.


* Incorporated by reference to the Registrant's 2001 annual Report to Policyholders filed with the Securities and Exchange Commission for the fiscal year ended December 31, 2001 pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended ("1940 Act").


Item 24.       Persons Controlled by or under Common Control with the Registrant
               -----------------------------------------------------------------

               None.


Item 25.       Indemnification
               -----------------

               Article 10.5 of the Registrant's Declaration of Trust, incorporated by reference to Exhibit (a) hereto, provides for the indemnification of the Registrant's trustees and officers.

               In no event will the Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his or her bad faith, willful misfeasance, or reckless disregard of the duties involved in the conduct of his or her office. The Registrant will comply with Rule 484 under the Securities Act of 1933, as amended (the "1933 Act"), and Release No. 11330 under the 1940 Act in connection with any indemnification.

               Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                      Trustees and officers of the Registrant are also covered
               by a directors and officers liability insurance policy that became effective as to it on March 14, 2000, with a total coverage of $30,000,000.


Item 26.       Business and Other Connections of the Investment Adviser
               --------------------------------------------------------

               Information on the Advisor is incorporated by reference to the Prospectus included in this Registration Statement. The Advisor also provides investment management services with respect to the general accounts of National Life Insurance Company and its wholly owned subsidiary, Life Insurance Company of the Southwest, and other National Life affiliates.

               Officers of the Advisor
               -----------------------

               Rodney A. Buck, Chairman, President
                 & Chief Executive Officer(1)(2)

               Erick R. Grinde, Senior Vice President

               Thomas H. Brownell, Senior Vice President (1)

               David M. Brownlee, Senior Vice President (1)

               Van Harissis, Senior Vice President (1)

               Robert L. Lee, Senior Vice President (1)

               Gerald C. Milkowski, Senior Vice President

               Stephen S. Rauh, Senior Vice President (1)

               Bruce R. Bottamini, Vice President (1)

               Allan R. Bradley, Vice President

               Scott T. Brayman, Vice President (1)

               Joseph A. Feeney, Vice President & Head Equity Trader (1)

               Daniel E. Gass, Vice President (1)

               Kenneth J. Hart, Vice President (1)

               R. Scott Higgins, Vice President

               Dean R. Howe, Vice President (1)

               William C. Kane, Vice President (1)

               Daniel J. Manion, Vice President (1)

               Henry J. Restaino, Vice President (1)

               Steven G. Wood, Vice President

               D. Russell Morgan, Counsel (1)(2)

               James K. McQueston, Secretary (2)

               The principal business address of each such person is National Life Drive, Montpelier, Vermont 05604.

               ------------------------
               (1) Also an officer or employee of Sentinel Advisors Company, an affiliated investment advisor which provides investment management services to the Sentinel Funds, a family of mutual funds offered to the public.

               (2) Also an officer or employee of National Life Insurance
               Company.

Item 27.       Principal Underwriters
               ----------------------

        (a) The Registrant's principal underwriter, ESI, also serves as principal underwriter for National Life's various variable life insurance and variable annuity contracts.

        (b)    As to each officer of ESI:

                                                                          Positions and
          Name and Principal             Positions and Offices             Offices with
           Business Address                      with ESI                 the Registrant
           ----------------                      --------                 --------------
            Joseph M. Rob                       Chairman                    President

          Kenneth R. Ehinger               President & Chief                   None
                                             Executive Officer

          John M. Grab, Jr.             Senior Vice President &                None
                                              Chief Financial
                                                  Officer

          Sharon E. Bernard              Treasurer & Controller                None

          James K. McQueston                   Secretary                       None

        The principal business address of all such persons is National Life Drive, Montpelier, Vermont 05604.

        (c)    Not applicable.


Item 28.       Location of Accounts and Records
               --------------------------------

               The following maintain physical possession of each account book or other documents required by Section 31(a) of the 1940 Act and the Rules promulgated thereunder:

        (a)    Sentinel Administrative Service Corporation
               National Life Drive
               Montpelier, Vermont 05604
               Rule 31a-1(a)
               Rule 31a-1(b)(1)(2)(3)(4)(5)(6)(7)(8)
               Rule 31a-2(a)(b)(c)(f)

        (b)    NL Capital Management, Inc.
               National Life Drive
               Montpelier, Vermont 05604
               Rule 31a-1(a)(9)(10)(11)
               Rule 31a-1(d)(f)
               Rule 31a-2(a)(c)(f)

        (c)    Equity Services, Inc.
               National Life Drive
               Montpelier, Vermont  05604
               Rule 31a-1(d)

               Rule 31a-2(c)


Item 29.       Management Services
               -------------------

               Not applicable.


Item 30.       Undertakings
               ------------

               Not applicable.

                                  SIGNATURES

        Pursuant to the requirements of the Securities Act and the Investment Company Act, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Montpelier and State of Vermont, on the 1st day of May, 2002.

                                SENTINEL VARIABLE PRODUCTS TRUST
                                       (Registrant)

                                By:  /s/Patrick E. Welch
                                    --------------------------------------
                                   Patrick E. Welch, Chairman


        As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities on the dates indicated.

Signature                                    Title                             Date
---------                                    -----                             ----

                                             Chairman
   /s/Patrick E. Welch                       (Chief Executive                  May 1, 2002
------------------------------               Officer) and Trustee
    Patrick E. Welch


   /s/William D. McMeekin                    Trustee                           May 1, 2002
------------------------------
    William D. McMeekin


   /s/William G. Ricker                      Trustee                           May 1, 2002
---------------------------------
    William G. Ricker
                                             Vice President and
                                             Treasurer (Chief
   /s/Thomas P. Malone                       Accounting and Financial          May 1, 2002
-------------------------------              Officer)
    Thomas P. Malone

                                 Exhibit Index
                                 -------------


Exhibit
Number
------

(j) Consent of PricewaterhouseCoopers LLP, independent accountants for the Registrant.